Capital Stock and Changes in Capital Accounts, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Feb. 10, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Feb. 08, 2023
Warrants [Abstract]
Issuance of warrants				628,751
Aggregate cumulative trading volume (in shares)					60,000,000
Gross proceeds	$ 7,619
Net proceeds	$ 6,699
Issuance costs		$ 0	$ 909	$ 0
Alternative cashless exercise of private placement warrants			1,282
Gain on changes in fair value of warrants' liability		$ 0	$ 6,222	$ 0
Common Stock [Member]
Warrants [Abstract]
Issuance of common stock following exercise of warrants (in shares)			135,000	33,280
Shares issued after alternative cashless exercise of private placement warrants (in shares)			562,501
Alternative cashless exercise of private placement warrants			$ 6
Additional Paid-in Capital [Member]
Warrants [Abstract]
Alternative cashless exercise of private placement warrants			$ 1,276
Prefunded Warrants [Member]
Warrants [Abstract]
Warrants exercised			2,700,000	2,500,000
Issuance of warrants	2,700,000		2,700,000
Common shares called by warrants (in shares)	135,000
Warrant exercise price (in dollars per shares)	$ 0.2
Class A Warrants [Member]
Warrants [Abstract]
Warrants exercised				4,156,000
Issuance of warrants				2,430,000
Common shares called by warrants (in shares)			72,370
Warrant exercise price (in dollars per shares)			$ 154
Term of warrants			5 years
Warrants outstanding			14,474,000
Class B Warrants [Member]
Warrants [Abstract]
Issuance of warrants	15,000,000		15,000,000
Warrant exercise price (in dollars per shares)	$ 20.2
Term of warrants			5 years
Warrants outstanding			15,000,000
Class B Warrants [Member] | Maximum [Member]
Warrants [Abstract]
Common shares called by warrants (in shares)	750,000
Private Placement Warrants [Member]
Warrants [Abstract]
Warrants exercised			15,000,000
Issuance of warrants	15,000,000
Common shares called by warrants (in shares)	750,000
Warrant exercise price (in dollars per shares)	$ 20.2
Term of warrants			5 years
Common shares called by twenty warrants on cashless basis (in shares)	0.75
Warrants that can be exercised per common share on cashless basis	20
Fair value of warrants	$ 7,504